BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BANK BORROWINGS
Schedule of principal repayment of bank borrowings

Repayment Amount
RMB
2024	12,000
2025	565,000
2026	65,000
2027	110,000
2028	112,133